Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Interest accrued on quoted debt securities carried at amortized cost	$ 10	$ 10